Convertible notes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable [Line Items]
Par value per share	$ 0
Interest expense	$ 2,653
Convertible Notes A [Member]
Convertible Notes Payable [Line Items]
Principal amount	$ 27,700,000
Borrowings maturity	5 September 2022
Borrowings interest rate	6.50%
Interest expense	$ 1,400,000	$ 0
Convertible Notes A [Member] | Floating interest rate [member]
Convertible Notes Payable [Line Items]
Borrowings interest rate	12.00%
Convertible Notes A [Member] | Pivotal Holdings [Member]
Convertible Notes Payable [Line Items]
Par value per share	$ 0.0001
Convertible Notes B [Member]
Convertible Notes Payable [Line Items]
Par value per share	$ 8.50
Convertible Notes B [Member] | PIPE Investor [Member]
Convertible Notes Payable [Line Items]
Borrowings	$ 45,500,000